Cover	Oct. 29, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2020
Entity File Number	001-14982
Entity Registrant Name	Huttig Building Products, Inc.
Entity Central Index Key	0001093082
Entity Tax Identification Number	43-0334550
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 Maryville University Drive, Suite 400
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63141
City Area Code	314
Local Phone Number	216-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common, par value $0.01 per share
Trading Symbol	HBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false